Unit Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled restricted unit-based compensation awards			$ 210,434		$ 210,434		$ 150,281
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 1,600	$ 2,400
Common units, granted	321,318	601,368
Vesting period from grant date					3 years
Common units, vested					255,370	76,637
Common units, value					$ 2,200	$ 2,000
Common units issued to grantees					83,060	25,286
Amount paid to grantees in cash					$ 600	$ 200
Restricted stock or unit expense			100	$ 300	700	$ 1,900
Cash settled restricted unit-based compensation awards			500		500		$ 1,100
Non-vested awards not yet recognized			$ 1,300		$ 1,300
Expected weighted average period of non-vested awards not yet recognized					1 year
Non-Management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted					56,950
Common units aggregate value, granted					$ 300